1933 Act/Rule 497(j)


                                 August 30, 2002

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:     Phoenix-Oakhurst Income & Growth Fund
        Registration No. 33-6930

To the Commission Staff:

        In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) did not differ from those contained in the registration statement for such registrant, filed electronically on August 28, 2002.

                                            Very truly yours,
                                            /s/ Ann Spooner
                                            Ann Spooner